Schedule of Investments (unaudited)	iShares® MSCI Finland ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Passenger Airlines — 0.5%
Finnair OYJ(a)	147,598	$90,305

Automobile Components — 0.9%
Nokian Renkaat OYJ	19,030	165,551

Banks — 0.6%
Aktia Bank OYJ	10,583	103,657

Beverages — 0.4%
Anora Group OYJ	13,167	68,286

Building Products — 1.3%
Uponor OYJ	7,761	228,739

Chemicals — 1.3%
Kemira OYJ	14,241	226,351

Commercial Services & Supplies — 0.7%
Caverion OYJ	14,318	128,558

Communications Equipment — 10.7%
Nokia OYJ	472,358	1,910,889

Containers & Packaging — 2.1%
Huhtamaki OYJ	11,381	372,381

Diversified Telecommunication Services — 4.3%
Elisa OYJ	13,645	764,334

Electric Utilities — 3.7%
Fortum OYJ	49,689	662,093

Electrical Equipment — 0.6%
Kempower OYJ(a)(b)	3,145	111,070

Electronic Equipment, Instruments & Components — 0.4%
Incap OYJ(b)	6,557	70,611

Entertainment — 0.5%
Rovio Entertainment OYJ(c)	9,807	96,441

Consumer Staples Distribution & Retail — 3.3%
Kesko OYJ, Class B	30,684	580,939

Health Care Equipment & Supplies — 0.7%
Revenio Group OYJ	3,625	118,673

Health Care Providers & Services — 0.3%
Oriola OYJ, Class B	42,009	61,248

Household Durables — 0.4%
YIT OYJ	34,319	73,801

Insurance — 10.4%
Sampo OYJ, Class A	40,375	1,858,067

IT Services — 2.0%
TietoEVRY OYJ	12,723	349,983

Machinery — 21.5%
Cargotec OYJ, Class B	4,862	260,133
Kone OYJ, Class B	26,864	1,366,533
Konecranes OYJ	8,409	314,604
Metso Outotec OYJ	69,470	761,601
Valmet OYJ	18,111	533,990

Security	Shares	Value

Machinery (continued)
Wartsila OYJ Abp	52,912	$601,991
		3,838,852
Metals & Mining — 1.4%
Outokumpu OYJ	46,215	252,982

Broadline Retail — 1.1%
Puuilo OYJ	12,188	92,897
Tokmanni Group Corp.	8,646	110,992
		203,889
Oil, Gas & Consumable Fuels — 7.5%
Neste OYJ	35,688	1,348,340

Paper & Forest Products — 13.1%
Metsa Board OYJ, Class B(b)	23,294	187,421
Stora Enso OYJ, Class R	63,803	809,424
UPM-Kymmene OYJ	44,786	1,346,350
		2,343,195
Pharmaceuticals — 2.9%
Orion OYJ, Class B	12,153	515,316

Professional Services — 0.4%
Talenom OYJ(b)	9,351	75,364

Real Estate Management & Development — 1.6%
Citycon OYJ	16,396	105,599
Kojamo OYJ	17,429	174,947
		280,546
Software — 1.7%
F-Secure OYJ	27,874	79,966
QT Group OYJ(a)(b)	2,519	226,235
		306,201
Specialty Retail — 0.6%
Musti Group OYJ	5,642	115,575

Textiles, Apparel & Luxury Goods — 0.4%
Marimekko OYJ	8,239	75,429

Total Long-Term Investments — 97.3%
(Cost: $22,949,533)		17,397,666

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	348,017	348,087

Total Short-Term Securities — 1.9%
(Cost: $348,072)		348,087

Total Investments — 99.2%
(Cost: $23,297,605)		17,745,753

Other Assets Less Liabilities — 0.8%		144,365

Net Assets — 100.0%		$17,890,118

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Finland ETF
May 31, 2023

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$143,791	$204,212	(a)	$—		$135	$(51)	$348,087	348,017	$11,350	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	40,000	—		(40,000	)(a)	—	—	—	—	759		—
						$135	$(51)	$348,087		$12,109		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	10	06/16/23	$452	$177

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Finland ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$548,110	$16,849,556	$—	$17,397,666
Short-Term Securities
Money Market Funds	348,087	—	—	348,087
	$896,197	$16,849,556	$—	$17,745,753
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$177	$—	$177

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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